UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2014


American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
April 30, 2014
(unaudited)

                                             			Market
Common Stocks 98.30%				Shares          Value


Machinery 13.12%

Middleby Corp*	                                 3,884	        980,632
Flowserve Corp	                                12,661	        924,886
		                                -----------------------
                                                              1,905,518

Diversified Co. 10.38%

General Electric Co	                        27,286	        733,721
Chemed Corp	                                 8,015	        667,409
Honeywell Intl Inc.	                         1,150	        106,835
		                                -----------------------
                                                              1,507,965

ENTERTAINMENT 7.66%

TIME WARNER, INC.	                        16,747 	      1,113,006
		                                -----------------------
                                                              1,113,006

Cable TV  7.51%

Time Warner Cable                                7,704 	      1,089,808
		                                -----------------------
                                                              1,089,808

Phamacy Services 6.79%

Walgreen Co.	                                14,522 	        986,044
		                                -----------------------
                                                                986,044

Computer Software & Svcs 5.62%

Fair, Isaac Corp.	                        14,279 	        816,759
		                                -----------------------
                                                                816,759

Oilfield Svcs/Equip. 5.11%

Schlumberger	                                 4,573	        464,388
RPC Inc.	                                12,514	        278,186
			                        -----------------------
                                                                742,574

Insurance Industry (Foreign) 5.06%

AXA ADS.	                                29,257 	        734,351
		                                -----------------------
                                                                734,351

Railroad 4.93%

Kansas City Southern 	                         7,093 	        715,542
		                                -----------------------
                                                                715,542

Biotechnology 4.86%

Amgen Inc.	                                 6,315 	        705,701
		                                -----------------------
                                                                705,701

Insurance (Life) 4.83%

Lincoln Natl Corp. 	                        14,456 	        701,260
		                                -----------------------
                                                                701,260

Semiconductor Cap. Equip. 4.75%

Teradyne Inc. *	                                39,059 	        690,172
		                                -----------------------
                                                                690,172

Computer & Peripherals 4.10%

Cisco	                                        25,733 	        594,689
		                                -----------------------
                                                                594,689

Semiconductor 3.61%

Intel Corp.	                                19,634 	        524,031
		                                -----------------------
                                                                524,031

Enviormental 2.48%

Waste Management	                         8,100	        360,045
		                                -----------------------
                                                                360,045

Retail ( Hardlines) 1.74%

Petsmart Inc.	                                 3,729 	        252,379
		                                -----------------------
                                                                252,379

Drug 1.69%

Bristol Myers 	                                 4,896 	        245,241
		                                -----------------------
                                                                245,241

Retail Store 1.55%

Dollar Tree Inc. *	                         4,315 	        224,682
		                                -----------------------
                                                                224,682

Telecom. Equipment 1.04%

Neustar Inc. Cl A *	                         5,848 	        150,411
		                                -----------------------
                                                                150,411

Home Building 0.74%

Pultegroup Inc	                                 5,880	        108,133
                                                -----------------------
                                                                108,133

Credit Services 0.73%

Capital One Financial	                         1,433	        105,899
                                                -----------------------
                                                                105,899






Total Value Common Stocks (cost 8,526,855)       98.30%	     14,274,210


Cash and Recevable, less liabilities	          1.70%	        246,487
		                                -----------------------

Total Net Assets	                        100.00%	     14,520,697
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities        5,776,312
Gross Unrealized depreciation on investment securities	        (28,957)
                                                          -------------
Net  Unrealized depreciation on investment securities	      5,747,355
Cost of investment securities for federal income tax
purposes                                                      8,526,855

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Equity           Level 1      Level 2      Level 3      Total
Common Stock     $14,274,210  $0           $0           $14,274,210

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	President
	Chief Financial Officer
	May 30, 2014

	By /s/ Michael L. Gaughan
	Chief Compliance Officer
	May 30, 2014